Transactions with directors and key management (Details)	Dec. 31, 2024 GBP (£) director	Dec. 31, 2023 GBP (£)
Transactions with directors and key management
Loans to customers - amortised cost	£ 400,326,000,000	£ 381,433,000,000
Customer deposits	433,490,000,000	431,377,000,000
Key management personnel
Transactions with directors and key management
Loans to customers - amortised cost	3,538,000	11,406,000
Customer deposits	39,431,000	£ 55,254,000
Directors
Transactions with directors and key management
Loans to directors	£ 2,570,654
Number of directors with outstanding loans | director	7